Shareholders' Equity	12 Months Ended
Dec. 28, 2013
Shareholders' Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
SHAREHOLDERS' EQUITY

Share Repurchases: On December 9, 2013, the Company's Board of Directors authorized a share repurchase program of up to $700 million of its outstanding common stock. The Company began repurchasing shares on December 11, 2013 and completed the repurchases under the program on January 17, 2014, repurchasing 11.1 million shares for $700 million at an average repurchase price of $63.07 per share. From December 11, 2013 through December 28, 2013, the Company repurchased 4.4 million shares for $266 million at an average repurchase price of $60.18 per share.

On November 29, 2012, the Company's Board of Directors authorized a share repurchase program of up to $1.0 billion of its outstanding common stock. The Company began repurchasing shares on December 5, 2012 and completed the repurchases under the program on February 1, 2013, repurchasing 26.8 million shares for $1.0 billion at an average repurchase price of $37.27 per share. From December 5, 2012 through December 29, 2012, the Company repurchased 12.9 million shares for $458 million at an average repurchase price of $35.60 per share. From December 30, 2012 through February 1, 2013, the Company repurchased 13.9 million shares for $542 million at an average repurchase price of $38.83 per share.

On October 17, 2012, the Company's Board of Directors authorized a share repurchase program of up to $300 million of its outstanding common stock. The Company began repurchasing shares on October 19, 2012 and completed the repurchases under the program on November 6, 2012, repurchasing 7.7 million shares for $300 million at an average repurchase price of $38.97 per share.

On December 12, 2011, the Company's Board of Directors authorized a share repurchase program of up to $300 million of the Company's outstanding common stock. The Company began repurchasing shares on January 27, 2012 and completed the repurchases under the program on February 8, 2012, repurchasing 7.1 million shares for $300 million at an average repurchase price of $42.14 per share.

On August 2, 2011, the Company's Board of Directors authorized a share repurchase program of up to $500 million of the Company's outstanding common stock. The Company completed the repurchases under the program on August 29, 2011, repurchasing 11.7 million shares for $500 million at an average repurchase price of $42.79 per share.

On October 15, 2010, the Company's Board of Directors authorized a share repurchase program of up to $600 million of the Company's outstanding common stock. On October 21, 2010, the Company's Board of Directors authorized an additional $300 million of share repurchases as part of this share repurchase program. The Company began repurchasing shares on November 18, 2010 and completed the repurchases under the programs on January 20, 2011, repurchasing a total of 22.0 million shares for $900 million at an average repurchase price of $40.87 per share. From January 2, 2011 through January 20, 2011, the Company repurchased 6.6 million shares for $275 million at an average repurchase price of $41.44 per share.

Dividends: During 2013, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.25 per share paid on April 30, 2013, July 31, 2013, October 31, 2013 and January 31, 2014. During 2012, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.23 per share paid on April 30, 2012, July 31, 2012, October 31, 2012 and January 31, 2013. During 2011, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.21 per share paid on April 29, 2011, July 29, 2011, October 31, 2011 and January 31, 2012.

On February 22, 2014, the Company's Board of Directors authorized a cash dividend of $0.27 per share payable on April 30, 2014 to shareholders of record as of March 31, 2014.